SHAREHOLDERS’ DEFICIT (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock rights	Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights.
Common stock, shares issued	1,725,000	1,725,000
Common stock, shares outstanding	1,725,000	1,725,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value	$ 0.0001
Common stock rights	Holders of the Company’s ordinary shares are entitled to one vote for each share
Common stock, shares issued	1,725,000	1,725,000
Common stock, shares outstanding	1,725,000	1,725,000
Redemption of shares	225,000	225,000
Ordinary shares issued and outstanding, description	the initial shareholders will own 20% of the issued and outstanding shares after the Proposed Public Offering